Income Taxes - Components of the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current expense (benefit):
Federal		$ (818)
State	$ 50	15
Total current expense (benefit)	50	(803)
Deferred expense (benefit):
Federal	264
State	72
Total deferred expense (benefit)	336
Total provision for (benefit from) income taxes	$ 386	$ (803)